Stockholders' Equity (Details) - USD ($)	1 Months Ended									9 Months Ended	12 Months Ended
	Sep. 17, 2020	May 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Oct. 22, 2019	Dec. 31, 2018	Nov. 27, 2017	Nov. 21, 2017	Oct. 31, 2016	Sep. 30, 2020	Dec. 31, 2019	Oct. 19, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, voting rights										Holders of the Company’s common stock vote together as a single class and are entitled to one vote for each share of common stock.
Working capital (in Dollars)			$ 750,000			$ 750,000				$ 750,000	$ 750,000
Withdrawal from trust account for taxes and working capital (in Dollars)										865,000
Working capital per year rate amount (in Dollars)										750,000
Cash withdrawn from trust account (in Dollars)										$ 242,423,000
Maturity date, description											the Company withdrew approximately $2,638,000 from the Trust Account in order to pay 2018 actual and 2019 estimated income taxes (approximately $1,397,000) and franchise taxes (approximately $420,000) paid in installments and to released approximately $813,000 allowed for working capital (including undistributed amounts from the prior year).
Proceeds of trust account, description					stockholders elected to redeem 694,820 public shares of the Company’s Class A common stock at approximately $10.23 per share resulting in a distribution from the Trust Account of approximately $7,108,000.					the Company deposited $879,155.40, each extension, into the Trust Account representing the continued payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period. As a result of the extensions, the Company has deposited a total aggregate amount of approximately $5,274,932 (six payments of $879,155.40) and $1,758,310.80 (two payments of $879,155.40), respectively, at September 30, 2020 and December 31, 2019.
Seller loaned, description											the Company received approximately $1,758,000 (two payments of approximately $879,000) from the Seller representing the payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period under the Extension Amendment discussed further in Note 3.
Redeemable common stock, shares	23,877,302	23,182,481		694,820
Redemable shares value (in Dollars)	$ 249,531,000	$ 242,423,000		$ 7,108,000
Redemptions shares issued and outstanding			29,305,180	6,122,699		30,000,000				6,122,699	29,305,180	29,305,180
Preferred stock authorized			1,000,000			1,000,000				1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares authorized			110,000,000							110,000,000	110,000,000
Sponsor [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)									$ 0.004
Shares forfeited									1,125,000
Over-Allotment Option [Member] | Sponsor [Member]
Stockholders' Equity (Details) [Line Items]
Shares forfeited							1,125,000
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 10.23
Founder Shares [Member] | Sponsor [Member]
Stockholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)									$ 0.001
Sponsor purchased shares of Class F common stock									8,625,000
Class F common stock value (in Dollars)									$ 25,000
Shares forfeited								1,125,000	1,125,000
Issued and outstanding shares of public offering, percentage									20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Shares forfeited							1,125,000
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock shares authorized			100,000,000			100,000,000				100,000,000	100,000,000
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Fund redemptions to shareholders (in Dollars)										$ 23,182,481
Redeemable common stock, shares			28,344,013	694,820	694,820	28,916,141
Redemable shares value (in Dollars)		$ 242,423,000		$ 7,108,000	$ 7,108,000
Redemptions shares issued and outstanding			29,305,180		29,305,180						29,305,180
Common stock shares outstanding			961,167			1,083,859				1,794,009	961,167
Common Stock, Shares, Issued			30,000,000			30,000,000				30,000,000	30,000,000
Class F Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock shares authorized			10,000,000			10,000,000				10,000,000	10,000,000
Common stock par value (in Dollars per share)			$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Common stock, par value (in Dollars per share)										$ 0.00001
Common stock shares outstanding			7,500,000			7,500,000				7,500,000	7,500,000
Common Stock, Shares, Issued			7,500,000			7,500,000				7,500,000	7,500,000
Class F Common Stock | Stockholders’ Equity [Member]
Stockholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.00001			$ 0.00001					$ 0.00001